(6) Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Notes
(6) Derivative Liabilities

(6)           Derivative Liabilities

Our derivative liability instruments were measured at fair value using the Black-Scholes model. We evaluated the use of other valuation models and determined that given the fact pattern these methods were not anticipated to be materially different from the amounts calculated using the Black-Scholes model.  This determination was based on management’s belief that the likelihood of another round of financing prior to the expiration of the Exchange Feature was remote, and another round of financing with terms more favorable to new investors is even more remote.  If another round of financing were to have occurred, we believe that our need for an additional round of financing by July 2012 would have been driven by significant growth in our business.  This growth would likely have resulted in more favorable terms to us, thus rendering the instruments subject to the Exchange Feature with nominal value.  As a result, we believe that the Black-Scholes model was an appropriate method for valuing the warrants and additional investment rights subject to the Exchange Feature.

Derivative Warrant Liability

The Warrants outstanding from the convertible notes payable financing had potentially variable terms that could have allowed for the reduction in the exercise price of the Warrants in the event that, prior to July 29, 2012, we completed an additional round of debt financing with new investors that called for better economic terms. We accounted for these Warrants in accordance with FASB ASC Topic 815.

We recognized all of our warrants subject to the Exchange Feature as a derivative liability in our consolidated balance sheet.  The derivative liability was revalued at each reporting period and changes in fair value were recognized currently in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative liability had no effect on our cash flows.

The revaluation of these Warrants during the reporting period resulted in the recognition of a $40,000 gain for the year ended December 31, 2011 and a $92,000 charge for the year ended December 31, 2012, under the caption “Change in fair value of derivative liabilities.”  The fair value of these warrants at December 31, 2011 was $126,000, which is reported on the consolidated balance sheet under the caption “Derivative Warrant Liability.” The fair value of these Warrants as of the expiration of the Exchange Feature, July 29, 2012 was $218,000. On this date, this amount was reclassified as additional paid-in capital.

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

We determined that our derivative Warrant liability was a Level 3 fair value measurement.  The fair value as of July 29, 2012 (the extinguishment date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2012	December 31, 2011
Exercise price	$1.50	$1.50
Term (years)	3.75	4.33
Risk-free interest rate	0.65%	0.833%
Estimated volatility	78%	79%
Dividend rate	-0-	-0-
Stock price	$1.18	$0.76

Derivative Additional Investment Rights Liability

We had Additional Investment Rights outstanding with terms that could have allowed for more beneficial consideration to the holders of the Notes in the event that, prior to July 29, 2012, we completed an additional round of debt financing with new investors that called for better economic terms. We accounted for these Additional Investment Rights in accordance with FASB ASC Topic 815.

We recognized all of our Additional Investment Rights subject to the Exchange Feature as derivative liabilities in our consolidated balance sheet.  The derivative liability was revalued at each reporting period and changes in fair value were recognized in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative Additional Investment Rights liability had no effect on our cash flows.

The revaluation of the Additional Investment Rights at each reporting period resulted in the recognition of a $22,000 gain for the year ended December 31, 2011 and a $187,000 charge for the year ended December 31, 2012,under the caption “Change in fair value of derivative liabilities.”  The fair value of the Additional Investments Rights at December 31, 2011 was $235,000, which is reported on the consolidated balance sheet under the caption “Derivative Additional Investment Rights Liability.” The fair value of the Additional Investment Rights as of the expiration of the Exchange Feature, July 29, 2012, was $422,000. On this date, this amount was reclassified as additional paid-in capital.

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

We have determined that our derivative additional investment rights liability to be a Level 3 fair value measurement.  The fair value as of July 29, 2012(the extinguishment date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2012	December 31, 2011
Conversion price (range)	$1.00-$2.00	$1.00-$2.00
Term (years)	2.00	2.58
Risk-free interest rate	0.34%	0.36%
Estimated volatility	78%	79%
Dividend rate	-0-	-0-
Stock price	$ 1.18	$ 0.76